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                         LINCOLN BENEFIT LIFE COMPANY
                             206 South 13th Street
                               Lincoln, NE 68508
                           Phone No. (402) 479-7835
                             Fax No. (402) 479-7497

                               February 13, 1998



BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

RE:  Lincoln Benefit Life Variable Annuity Account
     '33 Act File No. 33-66786
     '40 Act File No. 811-7924

Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Lincoln Benefit Life Variable Annuity Account (the "Account") certifies that:

     a. The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Account's registration statement on Form N-4; and

     b. The text of the most recent post-effective amendment to the Account's registration statement was filed with the Commission electronically on February 12, 1998.

                                  Very truly yours,

                                  /s/ Gregory C. Sernett
                                  ----------------------
                                  Gregory C. Sernett
                                  Vice President and
                                  Assistant General Counsel

GCS:lh